Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2023
Erroneous Compensation Analysis

In November 2023, we adopted a clawback policy (“Clawback Policy”). Pursuant to the Clawback Policy, in the event of certain accounting restatements, the Board will recover certain erroneously-awarded incentive-based compensation provided to our current and certain of our former executive officers, which includes our NEOs. The Clawback Policy covers any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure. The amount which would be recovered is the excess of the amount of incentive-based compensation received by current and former executive officers during the three completed fiscal years immediately preceding the required restatement date over the amount of incentive-based compensation that otherwise would have been received had it been determined based on the restated amounts. The Clawback Policy is designed to comply with Rule 10D-1 of the Exchange Act and related SEC rules as well as applicable Nasdaq listing standards.